Related parties and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of related party transactions	The below table shows the outstanding balances with Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries in our Consolidated balance sheets, as well as our maximum exposure to losses:

Year ended December 31 (€, in millions)	2024	2025	Maximum exposure to loss
Advance payments included in Other assets	1,415.7	1,191.9	1,191.9
Loans receivable	1,440.8	1,907.5	1,907.5
Investment agreement for 24.9% equity	903.0	822.6	822.6
Accounts receivable	70.8	1.1	1.1
Accounts payable	955.8	1,085.8	—
Cost to be paid included in Accrued and other liabilities	199.9	123.0	—
The Advance payments included in Other assets includes €330.9 million related to amounts paid prior to the 2021 framework agreement. Our maximum exposure to loss related to our involvement in Carl Zeiss SMT Holding GmbH &
Co. KG as a VIE includes the carrying value of each of the assets, as well as the risk of any future operating losses of
Carl Zeiss SMT Holding GmbH & Co. KG, which cannot be quantified.
The total purchases from Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are as follows:

Year ended December 31 (€, in millions)	2023	2024	2025
Total purchases	3,325.9	3,946.5	4,406.9